Summary of Significant Accounting Policies Change in Accounting Policy (Details Narrative) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Shareholders' equity	$ 6,820,887				$ 7,650,186				$ 6,820,887	$ 7,650,186	$ 2,391,964
Net income (loss)									243,000,000	(93,000,000)	589,000,000
Net income (loss) attributable to OneMain Holdings, Inc.									(4,764,386)	(6,009,254)
OneMain Holdings, Inc. [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Shareholders' equity	3,066,000,000				2,809,000,000				3,066,000,000	2,809,000,000
Income (loss) before provision for (benefit from) income taxes	29,000,000	$ 33,000,000	$ 42,000,000	$ 252,000,000	(302,000,000)	$ 20,000,000	$ 13,000,000	$ 43,000,000	356,000,000	(226,000,000)	861,000,000
Net income (loss)	$ 27,000,000	$ 25,000,000	$ 26,000,000	$ 165,000,000	$ (168,000,000)	$ 19,000,000	$ 21,000,000	$ 35,000,000	243,000,000	(93,000,000)	589,000,000
Net income (loss) attributable to OneMain Holdings, Inc.									$ 215,000,000	$ (220,000,000)	$ 463,000,000
Basic (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 1.02	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.60	$ (1.72)	$ 4.03
Diluted (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 1.01	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.59	$ (1.72)	$ 4.02
OneMain Holdings, Inc. [Member] | Derecognition of Purchased Credit Impaired Loans [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (loss) before provision for (benefit from) income taxes									$ 40,000,000
Net income (loss)									25,000,000
Net income (loss) attributable to OneMain Holdings, Inc.									$ 23,000,000
Basic (in dollars per share)									$ 0.17
Diluted (in dollars per share)									$ 0.17
Restatement Adjustment [Member] | OneMain Holdings, Inc. [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Shareholders' equity											$ 36,000,000